Shareholder Report, Line Graph (Details) 197306_Pacer BlueStar Engineering the Future ETF_TF_TSR Annual {TF} - USD ($)					12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	May 04, 2022	Oct. 31, 2025
Pacer BlueStar Engineering the Future ETF
Account Value [Line Items]
Line Graph and Table Measure Name					Pacer BlueStar Engineering the Future ETF NAV
Accumulated Value	$ 10,056	$ 8,633	$ 8,286	$ 10,000	$ 13,561
BlueStar Robotics and 3D Printing Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					BlueStar Robotics and 3D Printing Index
Accumulated Value	10,196	8,700	8,305	10,000	$ 13,813
S&P Global 1200 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					S&P Global 1200 Index
Accumulated Value	13,371	9,966	8,921	10,000	$ 16,447
S&P Global 1200 Industrials Sector Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					S&P Global 1200 Industrials Sector Index
Accumulated Value	$ 14,114	$ 10,349	$ 9,339	$ 10,000	$ 17,309